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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: [_]; Amendment Number:

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
         This Amendment (Check only one):   [_] is a restatement
                                            [_] adds new holding entries.
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Institutional Manager Filing this Report:

Name:Sarofim Trust Co.

Address:Two Houston Center, Suite 2907
        Houston, Texas 77010



13F File Number: 028-960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Fayez Sarofim

Phone:(713) 654-4484


Signature, Place and Date of Signing:

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
               /s/ Fayez Sarofim    Houston, Texas    02/14/2012
               ------------------   ---------------   -----------
                  [Signature]       [City, State]       [Date]
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Report Type: (Check only one):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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
                   Form 13F File Number    Name
               -------------------------   --------------------
                   028-133                 Fayez Sarofim & Co.
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